Borrowings - Components (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Short-term borrowings:
Bank loan (i)	¥ 1,550,000		¥ 188,000
Convertible notes (ii)			697,620
Current portion of long-term bank loan (iii)	380,560	$ 58,323	322,436
Long-term borrowings:
Bank loan (iii)	303,822		950,154
Convertible notes (ii)	5,196,507		5,784,984
Loan from joint investor (iv)	437,950		419,660
Total	¥ 7,868,839		¥ 8,362,854